Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

20.         Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2019	2020	2021
	US$	US$	US$
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	68,344,527	(81,040,908)	(417,307,378)
Denominator:
Weighted average number of shares outstanding-basic*	113,482,239	107,558,506	107,283,420
Stock options	618,657	10,674	—
Restricted stock units	—	—	—
Weighted average number of shares outstanding-diluted	114,100,896	107,569,181	107,283,420
Basic earnings per share	0.60	(0.75)	(3.89)
Diluted earnings per share	0.60	(0.75)	(3.89)
*

The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.

During the year ended December 31, 2021, nil (2019: nil; 2020: nil) stock options, and 81,035 (2019: 876,400; 2020: 803,427) RSUs were excluded from the calculation of earnings per share, respectively, because their effect would be anti-dilutive.